SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of Consolidation (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
VIEs financial information
Net revenue		¥ 4,122,405	¥ 2,792,077	¥ 1,616,166
Net income (loss)		(442,083)	(430,268)	(326,900)
Net cash provided by operating activities		293,436	(12,910)	(167,816)
Net cash used in investing activities		(5,131,231)	(4,733,050)	(2,005,054)
Net cash provided by (used in) financing activities		8,361,939	4,876,806	2,355,728
Accounts receivable
VIEs financial information
Assets pledged	¥ 520,382	520,382	365,938
Property and equipment
VIEs financial information
Assets pledged	2,493,872	¥ 2,493,872	1,716,736
Management HoldCo
VIEs financial information
Loans issued to shareholders for equity contribution, Prior notice period		30 days
Shareholders of Management HoldCo
VIEs financial information
Loans	¥ 1,000	¥ 1,000
GDS Beijing and GDS Shanghai
VIEs financial information
Ownership transferred (as a percent)	100.00%
Number of directors replacing prior sold director | director	3
VIEs
VIEs financial information
Bank borrowings	¥ 1,562,198	1,562,198	1,444,176
Net revenue		4,013,561	2,712,875	1,469,929
Net income (loss)		99,857	(59,757)	44,541
Net cash provided by operating activities		414,424	739,848	186,843
Net cash used in investing activities		(201,995)	(1,063,826)	(286,476)
Net cash provided by (used in) financing activities		(43,547)	614,575	(7,417)
Costs for outsourcing and other services provided by other consolidated entities within the Company		2,017,032	1,260,481	¥ 658,617
VIEs | Accounts receivable
VIEs financial information
Assets pledged	83,468	83,468	78,556
VIEs | Property and equipment
VIEs financial information
Assets pledged	114,344	114,344	¥ 335,708
VIEs | Management HoldCo
VIEs financial information
Loans	¥ 310,100	¥ 310,100